DEBT AND EQUITY FINANCING (Details Textual)	1 Months Ended						3 Months Ended		5 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jul. 13, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Apr. 30, 2014	Mar. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 07, 2016 $ / shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)
Short-term Debt [Line Items]
Payments of Debt Issuance Costs										$ 57,000	$ 337,000		$ 880,000	$ 640,000
Notes Payable, Current			$ 3,505,000				$ 38,000			38,000		$ 38,000	$ 3,505,000	35,000
Debt Instrument, Interest Rate, Stated Percentage			15.00%						15.00%				15.00%
Loan Processing Fee Each Dollar | $ / shares									$ 0.225				$ 225
Amortization of Debt Issuance Costs and Discounts										740,000	483,000		$ 583,000	1,147,000
Debt Conversion, Converted Instrument, Amount										3,520,000	$ 2,272,000		2,272,000	5,870,000
Shares Issued, Price Per Share | $ / shares	$ 4.50										$ 4.50
Bridge Loan			$ 563,000				0			0		0	563,000
Unamortized Debt Issuance Expense			483,000				0			0		0	483,000
Notes Payable			3,000,000										3,000,000
Issuance of common stock for cash (in shares) | shares	2,025,000
Induced Conversion of Convertible Debt Expense										$ 0	$ 898,000		$ 898,000	$ 2,707,000
Common Stock [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares										782,244			160,654	391,890
Debt Conversion, Converted Instrument, Amount										$ 0			$ 0	$ 0
Issuance of common stock for cash (in shares) | shares	134,044												394,007
Trade Names [Member]
Short-term Debt [Line Items]
Payments to Acquire Intangible Assets		$ 75,000	50,000									125,000	$ 500,000
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible Notes Payable Conversion Price Current Rate | $ / shares														$ 22.27
Convertible Notes Payable Conversion Price Reduced Rate | $ / shares														$ 14.85
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares														0.07
Number Of Warrants Called By Each Securities | shares														0.13
Debt Instrument, Convertible, Number of Equity Instruments														336,682
Debt Conversion, Original Debt, Amount														$ 3,428,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature														5,870,000
Proceeds from Convertible Debt											$ 1,645,000
Payments of Debt Issuance Costs								$ 898,000
Debt Conversion, Converted Instrument, Shares Issued | shares								158,265
Notes Payable, Current			$ 38,000				38,000			38,000		38,000	38,000	35,000
Induced Conversion of Convertible Debt Expense														$ 2,707,000
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares	672,000
Loan Processing Fee										756,000			665,000
Amortization of Debt Issuance Costs and Discounts							25,000			389,000			101,000
Percentage of Outstanding Promissory Notes	90.00%
Debt Conversion, Converted Instrument, Amount	$ 3,024,000
Shares Issued, Price Per Share | $ / shares	$ 4.50
Conversion of Debt, Percentage of Accrued Interest Waived	15.00%
Origination of Loan to Purchase Common Stock	$ 336,000
Conversion of Debt, Percentage of Origination Fees Waived	22.50%
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	672,000
Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount													$ 1,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Debt Instrument, Interest Rate, Effective Percentage														66.00%
Debt Instrument, Face Amount						$ 3,466,000
Debt Issuance Costs, Gross						640,000
Warrants and Rights Outstanding						$ 63,000
Debt Instrument, Term						12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 22.28										$ 22.28
Debt Instrument, Unamortized Discount														$ 735,000
Interest Expense, Debt														660,000
Convertible Debt [Member] | Note Holders [Member]
Short-term Debt [Line Items]
Convertible Debt Offering, Warrants Issued | shares													210,019
Convertible Debt [Member] | Placement Agent [Member]
Short-term Debt [Line Items]
Convertible Debt Offering, Warrants Issued | shares													14,314
Convertible Debt [Member] | Note Warrants [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares													44.90
Class of Warrant or Right, Expiration Term													5 years
Convertible Debt [Member] | Vesting Warrants [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares													15.69
Class of Warrant or Right, Expiration Term													3 years
Bay View Funding [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 4,000,000
Line of Credit Facility, Commitment Fee Description				factoring fee of 1.35% for the first 30 days and .45% for each 10-day period thereafter that the financed receivable remains outstanding.
Line of Credit Facility, Fair Value of Amount Outstanding			$ 215,000				$ 0			$ 0		$ 0	$ 215,000
Marquette Commercial Finance [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 8,000,000	$ 2,000,000
Long-term Line of Credit														5,006,000
Debt Instrument, Interest Rate, Basis for Effective Rate													base rate plus 3.5%
Marquette Commercial Finance [Member] | Base Rate [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Interest Rate Description													greater of the prime lending rate or LIBOR plus 2.0%.
Marquette Commercial Finance [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			6.75%										6.75%
Brookridge Funding [Member]
Short-term Debt [Line Items]
Long-term Line of Credit														$ 45,000
Purchase Order Purchase Agreement, Fee Description					Fees accrued at a rate of 2% of the funded amount for the first 20 days and an additional 1% for each 10 day period that the amount remains unpaid thereafter.